FORUM FUNDS
Austin Global Equity Fund

Supplement dated June 25, 2009 to the Prospectus dated August 1, 2008 as supplemented December 17, 2008 and April 10, 2009 (the “Prospectus”)

On June 24, 2009 the Austin Global Equity Fund changed its name to the Beck, Mack & Oliver Global Equity Fund. Accordingly, all references in the Prospectus to the Austin Global Equity Fund are replaced with Beck, Mack & Oliver Global Equity Fund.

The following replaces the Annual Fund Operating Expenses table and corresponding footnotes on page 8 of the Prospectus under the section titled “Fee Table”:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (1)
Management Fees (2)	1.50%
Distribution (12b-1) Fees	None
Other Expenses (3)	0.57%
Total Annual Fund Operating Expenses	2.07%
Fee Waiver and Expense Reimbursement	0.82%
Net Expenses (4)	1. 25%

(1)	Based on actual amounts for the Fund’s fiscal year ended March 31, 2008.
(2)	The management fee is one of the highest paid by any mutual fund with global oriented investments.
(3)
Other expenses include Acquired Fund fees and expenses, (“AFFE”). AFFE reflect the pro-rata portion of the fees and expenses charged by any underlying funds in which the Fund may invest. AFFE were less than 0.01% during the most recent fiscal year.

(4)
Based on contractual waivers through July 31, 2010, the Adviser has agreed to waive its fee and/or reimburse Fund expenses to the extent that the total annual fund operating expenses exceed 1.25% (excluding taxes, interest, portfolio transaction expenses, and extraordinary expenses). The contractual waivers may be changed or eliminated only with the consent of the Board of Trustees.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

FORUM FUNDS
Austin Global Equity Fund

Supplement dated June 24, 2009 to the Statement of Additional Information dated August 1, 2008 as supplemented December 17, 2008 and April 10, 2009 (the “SAI”)

On June 24, 2009 the Austin Global Equity Fund changed its name to the Beck, Mack & Oliver Global Equity Fund. Accordingly, all references in the Statement of Additional Information to the Austin Global Equity Fund are replaced with Beck, Mack & Oliver Global Equity Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.